Joint Venture - Summary of Financial Statements Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 41,604	$ 55,394	$ 8,056
Total current assets	46,935	61,218
Non-current assets	57,004	52,273
Current liabilities	(3,361)	(3,724)
Non-current liabilities	(18,296)	(1,000)
TOTAL ASSETS	103,939	113,491
Exploration expenditures	10,015	4,339
Depreciation	1,364	939
NET LOSS	(28,267)	(33,250)
General and administrative	(9,419)	(7,296)
Minera Exar S.A.
CURRENT ASSETS
Cash and cash equivalents	2,668	9,198
Other current assets	2,854	2,410
Total current assets	5,522	11,608
Non-current assets	148,479	66,821
Current liabilities	(8,783)	(13,189)
Non-current liabilities	(96,459)	(26,323)
TOTAL ASSETS	48,759	38,917
Exploration expenditures		8,898
Depreciation		213
Other expense	2,154	589
NET LOSS	(2,154)	$ (9,700)
Exar Capital B V
CURRENT ASSETS
Cash and cash equivalents	395
Other current assets	13
Total current assets	408
TOTAL ASSETS	3,825
NET LOSS	1,325
Other current liabilities	(167)
General and administrative	(28)
Exar Capital B V | Minera Exar S.A.
CURRENT ASSETS
Non-current assets	69,453
Interest income on loans	1,353
Exar Capital B V | Lithium Americas and Ganfeng
CURRENT ASSETS
Current liabilities	$ (65,869)